COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
Minimum lease payments
2016	19,800,434
2017	15,970,491
2018	12,942,353
2019	4,345,105
2020	2,858,602
2021 and thereafter	4,168,794
Total	60,085,779

Schedule of purchase commitments
Minimum purchase payments
2016	13,403,603
2017	2,318,589
Total	15,722,192